Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Outstanding
The Company had the following debt outstanding:

(Dollars in thousands)	September 30, 2018	December 31, 2017
Senior Secured Debt, net	$25,000	$25,000
Issuance costs	(110)	(125)
Payment-in-kind (PIK) interest	10,752	7,929
Total Senior Secured Debt, net	35,642	32,804
Other Note Payable, net	2,500	2,500
Payment-in-kind (PIK) interest	953	705
Total Other Note Payable, net	3,453	3,205
Total	$39,095	$36,009

The Company had the following debt outstanding:

	December 31,
(Dollars in thousands)	2017	2016
Senior secured debt	$25,000	$50,000
Payment-in-kind (PIK) interest	7,929	3,852
Issuance costs	(125)	(214)
Total senior secured debt, net	32,804	53,638
Other note payable	2,500	5,000
Payment-in-kind (PIK) interest	705	340
Total other note payable	3,205	5,340
Total debt	$36,009	$58,978